Expense Example, No Redemption {- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund AMCIZ PRO-14 - Fidelity Global Credit Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Global Credit Fund: Class A
Expense Example, No Redemption:
1 Year	$ 493
3 Years	734
5 Years	1,002
10 Years	1,768
Fidelity Advisor Global Credit Fund: Class M
Expense Example, No Redemption:
1 Year	493
3 Years	746
5 Years	1,029
10 Years	1,836
Fidelity Advisor Global Credit Fund: Class C
Expense Example, No Redemption:
1 Year	173
3 Years	592
5 Years	1,048
10 Years	2,101
Fidelity Advisor Global Credit Fund: Class I
Expense Example, No Redemption:
1 Year	72
3 Years	262
5 Years	476
10 Years	1,093
Fidelity Advisor Global Credit Fund: Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	226
5 Years	411
10 Years	$ 945